Submission	Mar. 06, 2025
Submission [Line Items]
Central Index Key	0001021162
Registrant Name	Triumph Group, Inc.
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES